Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes (Textual)
Net operating loss carryovers	$ 7,672,674	$ 4,175,611
Operating loss carry forwards expiration	Expire from 2032 to 2035